Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Schedule of (income) loss allocated to noncontrolling interests for each of our consolidated entities
The following table summarizes the (income) loss allocated to noncontrolling interests for each of our consolidated entities (in thousands):

	Three Months Ended March 31,
	2018	2017
(Income) loss allocated to noncontrolling interests:
J&S	$(11)	$—
OpenKey	156	121
Pure Rooms	35	—
RED	(7)	—
Other (1)	—	(146)
Total net (income) loss allocated to noncontrolling interests	$173	$(25)
________

(1)	Represents noncontrolling interests primarily in the AQUA Fund, which was fully dissolved as of December 31, 2017.

The following table summarizes the (income) loss allocated to noncontrolling interests for each of our consolidated entities (in thousands):

	Year Ended December 31,
	2017	2016	2015
(Income) loss allocated to noncontrolling interests:
J&S	$(49)	$—	$—
Pure Rooms	38	—	—
OpenKey (1)	515	849	—
Other (2)	(146)	8,011	10,852
Total net (income) loss allocated to noncontrolling interests	$358	$8,860	$10,852
________

(1)	The 2016 loss allocated to the noncontrolling interest in OpenKey represents the period from the March 8, 2016 conversion of our notes receivable through December 31, 2016.

(2)	Represents noncontrolling interests primarily in the AQUA Fund, which was fully dissolved as of December 31, 2017.